FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended							12 Months Ended
	Feb. 29, 2024 $ / shares	Nov. 30, 2023 $ / shares	Aug. 31, 2023 $ / shares	May 31, 2023 $ / shares	Feb. 28, 2023 $ / shares	Aug. 31, 2022 $ / shares	Mar. 31, 2020 USD ($) derivative	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) derivative	Feb. 28, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents								$ 308,322	$ 254,525	$ 113,073	$ 174,721
Percentage debt with floating interest rates								17.00%	25.00%
Derivative instruments receivable								$ 39,117	$ 53,993
Gain on derivatives								8,039	53,623	$ 17,509
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares		$ 0.30	$ 0.80	$ 0.70		$ 0.15				$ 0
Q3 2023
Disclosure of detailed information about financial instruments [line items]
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares					$ 0.30
Q4 2022
Disclosure of detailed information about financial instruments [line items]
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares					$ 0.77
Declaration of dividend
Disclosure of detailed information about financial instruments [line items]
Dividends declared (in dollars per share) | $ / shares	$ 0.37
U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Variable interest rate debt net of interest rate swaps								2,741,800	1,634,200
U.S. dollar denominated floating rate debt | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Increase in annual interest expense as a result of one percentage point increase in annual LIBOR and SOFR								27,400	16,300
Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Restricted cash and cash equivalents								$ 0	0	$ 0	$ 14,900
Nominal amount of hedging instrument								550,000
Gain on derivatives								$ 8,000	53,600	$ 17,500
Interest rate swap contract | Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative instruments receivable								39,100	54,000
Derivative financial liabilities								$ 0	$ 0
Interest rate swap contract | $150m borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument											150,000	150,000
Number of derivatives entered into | derivative											2
Interest rate swap contract | $250m Borrowings
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument							250,000
Number of derivatives entered into | derivative							3